Property and Equipment, net	12 Months Ended
Dec. 31, 2013
Property and Equipment, net [Abstract]
Property and Equipment, net
Note 3 - Property and Equipment

Property and equipment, net, consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,661	1,582
Manufacturing equipment	614	591
Office furniture and equipment	1,449	1,422
Leasehold improvements	242	242
	3,966	3,837
Accumulated depreciation	3,466	3,292

Property and equipment, net	500	545

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was US$174,000, US$190,000 and US$128,000, respectively.